Income Taxes	12 Months Ended
Mar. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes
11.	Income Taxes

The components of the Company’s loss before provision for (benefit from) income taxes for the fiscal years ended March 31, 2021, 2020 and 2019 were as follows:

	Year Ended March 31,
	2021	2020	2019
	(in thousands)
Domestic	$(183,619)	$(250,863)	$(183,533)

Loss before provision for (benefit from) income taxes	$(183,619)	$(250,863)	$(183,533)

There has historically been no federal or state provision for income taxes because the Company has historically incurred operating losses and maintains a full valuation allowance against its net deferred tax assets. For the fiscal years ended March 31, 2021, 2020 and 2019, the Company recognized no provision related to income taxes.
The differences between the statutory tax rate and the Company’s effective tax rate, expressed as a percentage of loss before provision for (benefit from) income taxes, for the fiscal years ended March 31, 2021, 2020 and 2019 were as follows:

	Year Ended March 31,
	2021	2020	2019
Statutory federal tax expense rate	21%	21%	21%

State taxes, net of federal benefit	0	0	0
Non-deductible stock-based compensation	(7)	(2)	(2)
Change in valuation allowance	(14)	(19)	(19)
Other	0	0	(0)

Effective tax rate	0%	0%	0%

The primary difference between the corporate statutory rate and the Company’s effective tax rate of zero relates to the non-deductible stock-based compensation and the change in valuation allowance.
Deferred income taxes result from differences in the recognition of revenue and expenses for tax and financial reporting purposes, as well as operating loss and tax credit carryforwards. The components of net deferred tax assets, as of March 31, 2021 and 2020 consisted of:

	March 31, 2021	March 31, 2020
	(in thousands)
Deferred tax assets:
Net operating loss carryforwards	$181,020	$165,161
Accruals and reserves	3,591	4,596
Stock-based compensation	6,291	6,552
Deferred revenue	17,785	5,152
Operating lease liabilities	23,393	23,160
Intangibles	355	75
Other	391	390

Gross deferred tax assets	232,826	205,086
Valuation allowance	(213,267)	(185,249)

Total deferred tax assets	19,559	19,837

Deferred tax liabilities:
Prepaid expenses	(841)	(885)
Operating lease right-of-use assets	(15,755)	(15,541)
Property and equipment	(2,963)	(3,411)

Gross deferred tax liabilities	(19,559)	(19,837)

Net deferred taxes	$—	$—

As of March 31, 2021 and 2020, the Company had $733.3 million of federal and $410.5 million state net operating loss carryforwards and $665.1 million of federal and $381.7 million state net operating loss carryforwards, respectively, available to reduce future taxable income, which will begin to expire in 2026 for federal and state tax purposes. As a result of the Tax Cuts and Jobs Act, net operating losses generated after December 31, 2017 have an indefinite life and losses are limited to 80% of taxable income. Included in the $733.3 million carryover losses is $385.7 million of net operating losses with an indefinite life. The Company does not have any federal and state research and development tax credit carryforwards. The change in the valuation allowance in the current year was an increase of $28 million primarily related to the increase of current year losses.
The Tax Reform Act of 1986 and similar California legislation impose substantial limitations on the utilization of net operating loss and tax credit carryforwards, if there is a change in ownership as provided by Section 382 of the Internal Revenue Code and similar state provisions. Such a limitation could result in the expiration of the net operating loss carryforwards and tax credits before utilization. The Company performed a study for the period through March 31, 2021 and determined that no ownership change exceeding 50 percentage points had occurred. The Company’s ability to use net operating loss carryforwards to reduce future taxable income and liabilities may be subject to annual limitations as a result of ownership changes in subsequent years.
Significant management judgment is required in determining the provision for income taxes and, in particular, any valuation allowance recorded against the Company’s deferred tax assets. The Company determined that, due to the Company’s cumulative tax loss history and the difficulty in forecasting the timing of future revenue, it was necessary to maintain a valuation allowance under ASC 740 to the full amount of the deferred tax asset. The Company determined that it was not more-likely-than-not that the deferred tax asset would be utilized.
The Company complies with ASC 740-10,
Accounting for Uncertainty in Income Taxes
, which prescribes a comprehensive model for the recognition, measurement, presentation and disclosure in financial statement of any uncertain tax positions that have been taken or expected to be taken on a tax return. This pronouncement sets a “more likely than not” criterion for recognizing the tax benefit of uncertain tax positions. The Company does not anticipate any significant changes to unrecognized tax benefits in the next 12 months. The Company recognizes interest and penalties related to uncertain tax positions in income tax expense.
A reconciliation of the beginning and ending balance of unrecognized tax benefits is summarized as follows:

Unrecognized Tax Benefits
(in thousands)
Balance as of March 31, 2018	$234
Decreases in unrecognized tax benefits related to prior year tax positions	—
Increases in unrecognized tax benefits related to current year tax positions	48

Balance as of March 31, 2019	282

Decreases in unrecognized tax benefits related to prior year tax positions	—
Increases in unrecognized tax benefits related to current year tax positions	17

Balance as of March 31, 2020	299

Decreases in unrecognized tax benefits related to prior year tax positions	(299)
Increases in unrecognized tax benefits related to current year tax positions	—

Balance as of March 31, 2021	$—

The Company’s policy is to recognize interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense. During the fiscal years ended March 31, 2021, 2020 and 2019, the Company recognized no interest and penalties associated with the unrecognized tax benefits. There are no tax positions for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly increase or decrease within 12 months of the reporting date. If recognized, $0 would affect the Company’s effective tax rate due to its valuation allowance.
The Company files federal, California, and various state income tax returns. Due to the Company’s net operating loss carryforward since inception, all tax years are open for examination.